Contract Liabilities	6 Months Ended
Apr. 30, 2026
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 12 — CONTRACT LIABILITIES

For service contracts where the performance obligation is not completed, contract liabilities were recorded for any payments received in advance of the performance obligation. The payments received in advance will not be refunded and will be amortized in future when met performance obligations.

As of April 30, 2026 and October 31, 2025, contract liabilities is comprised of the following:

	April 30, 2026	October 31, 2025
Unearned franchise fee	194,968	194,753
Customer advance for beauty products	—	—
Total	194,968	194,753

The unearned franchise fee of $194,968 is to be recognized to revenue within one year from April 30, 2026.

As of April 30, 2026 and October 31, 2025, unearned franchise fee comprised of the following:

	April 30, 2026	October 31, 2025
Yan Tianxiang	2,448	—
Song Mingfang	13,463	—
Yu Yang	20,527	58,015
Sheng Xidong	2,448	—
Zhou Guixiang	14,747
Wang Jia	2,448	—
Ge Xiaoqing	20,526	—
Meng Hao	6,882	—
Wang Hongli	—	2,850
Zhang Ying	—	2,964
Sun Zhongyao	2,448	—
Sun Xuqiang	15,911	—
Zheng Tinghai	5,498	12,242
Zhu Hongjun	12,360	—
Tang Sumei	—	26,947
Jin Huazhong	—	34,935
Shen Huaimei	61,799	56,800
Wang Jingfeng	13,463	—
Total	194,968	194,753